Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)	165,909	$16,280,650
BWX Technologies Inc.	254,897	14,437,366
Curtiss-Wright Corp.	111,186	9,926,686
HEICO Corp.(b)	119,700	11,928,105
HEICO Corp., Class A	208,394	16,929,929
Hexcel Corp.	223,330	10,098,983
Howmet Aerospace Inc.	1,057,781	16,765,829
Huntington Ingalls Industries Inc.	106,042	18,503,269
Mercury Systems Inc.(a)	146,303	11,508,194
Spirit AeroSystems Holdings Inc., Class A	280,876	6,724,171
Teledyne Technologies Inc.(a)	97,152	30,209,414
Textron Inc.	610,205	20,081,846
TransDigm Group Inc.	140,019	61,895,399
Virgin Galactic Holdings Inc.(a)	161,314	2,635,871

		247,925,712

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	355,197	28,081,875
Expeditors International of Washington Inc.	444,874	33,828,219
XPO Logistics Inc.(a)(b)	243,353	18,799,019

		80,709,113

Airlines — 0.9%
Alaska Air Group Inc.	321,382	11,653,311
American Airlines Group Inc.(b)	1,323,821	17,302,341
Copa Holdings SA, Class A, NVS(b)	83,972	4,245,624
Delta Air Lines Inc.	1,709,185	47,942,639
JetBlue Airways Corp.(a)(b)	722,036	7,870,192
Southwest Airlines Co.	1,580,060	54,006,451
United Airlines Holdings Inc.(a)(b)	782,008	27,065,297

		170,085,855

Auto Components — 0.6%
Aptiv PLC	718,118	55,955,755
BorgWarner Inc.	554,605	19,577,556
Gentex Corp.	657,285	16,938,234
Lear Corp.	160,547	17,502,834

		109,974,379

Automobiles — 0.5%
Ford Motor Co.	10,456,851	63,577,654
Harley-Davidson Inc.(b)	409,808	9,741,136
Thor Industries Inc.	147,769	15,741,832

		89,060,622

Banks — 2.6%
Associated Banc-Corp.	406,056	5,554,846
Bank of Hawaii Corp.	105,614	6,485,756
Bank OZK	327,164	7,678,539
BOK Financial Corp.	84,021	4,742,145
Citizens Financial Group Inc.	1,142,186	28,828,775
Comerica Inc.	372,827	14,204,709
Commerce Bancshares Inc.(b)	269,458	16,024,667
Cullen/Frost Bankers Inc.	150,003	11,206,724
East West Bancorp. Inc.	377,743	13,689,406
Fifth Third Bancorp	1,906,363	36,754,679
First Citizens BancShares Inc./NC, Class A	17,554	7,109,721
First Hawaiian Inc.	347,232	5,986,280
First Horizon National Corp.	825,669	8,223,663
First Republic Bank/CA	456,477	48,381,997
FNB Corp.	863,883	6,479,123
Huntington Bancshares Inc./OH	2,706,897	24,456,814

Security	Shares	Value

Banks (continued)
KeyCorp	2,603,797	$31,714,248
M&T Bank Corp.	343,188	35,681,256
PacWest Bancorp	312,645	6,162,233
People’s United Financial Inc.	1,133,218	13,111,332
Pinnacle Financial Partners Inc.(b)	197,918	8,310,577
Popular Inc.	232,559	8,644,218
Prosperity Bancshares Inc.	239,179	14,202,449
Regions Financial Corp.	2,575,190	28,636,113
Signature Bank/New York NY	139,387	14,903,258
Sterling Bancorp./DE	517,877	6,069,518
SVB Financial Group(a)(b)	137,765	29,692,490
Synovus Financial Corp.	388,849	7,983,070
TCF Financial Corp.	404,231	11,892,476
Umpqua Holdings Corp.	589,375	6,270,950
Webster Financial Corp.	239,824	6,861,365
Western Alliance Bancorp	261,802	9,914,442
Wintrust Financial Corp.	152,950	6,671,679
Zions Bancorp. N.A.	432,619	14,709,046

		507,238,564

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	23,228	12,465,306
Brown-Forman Corp., Class A	120,905	6,960,501
Brown-Forman Corp., Class B, NVS(b)	484,105	30,818,124
Molson Coors Beverage Co., Class B	467,712	16,070,585

		66,314,516

Biotechnology — 2.9%
ACADIA Pharmaceuticals Inc.(a)	293,066	14,204,909
Acceleron Pharma Inc.(a)	123,050	11,722,974
Agios Pharmaceuticals Inc.(a)(b)	164,573	8,801,364
Alexion Pharmaceuticals Inc.(a)	570,306	64,011,145
Alkermes PLC(a)	422,858	8,205,560
Alnylam Pharmaceuticals Inc.(a)(b)	306,299	45,365,945
BioMarin Pharmaceutical Inc.(a)	484,078	59,706,181
Bluebird Bio Inc.(a)(b)	173,170	10,570,297
Exact Sciences Corp.(a)(b)	398,398	34,636,722
Exelixis Inc.(a)	814,087	19,326,425
Global Blood Therapeutics Inc.(a)	156,836	9,901,057
Immunomedics Inc.(a)	551,910	19,559,690
Incyte Corp.(a)	488,122	50,750,044
Ionis Pharmaceuticals Inc.(a)	350,051	20,639,007
Iovance Biotherapeutics Inc.(a)	362,461	9,949,554
Moderna Inc.(a)(b)	720,078	46,236,208
Neurocrine Biosciences Inc.(a)(b)	246,501	30,073,122
Sage Therapeutics Inc.(a)	137,106	5,700,868
Sarepta Therapeutics Inc.(a)(b)	199,453	31,980,294
Seattle Genetics Inc.(a)	326,161	55,421,277
United Therapeutics Corp.(a)	116,271	14,068,791

		570,831,434

Building Products — 1.8%
Allegion PLC	246,913	25,239,447
AO Smith Corp.	355,587	16,755,259
Armstrong World Industries Inc.	127,673	9,953,387
Carrier Global Corp.(b)	2,328,199	51,732,582
Fortune Brands Home & Security Inc.	369,062	23,594,134
Johnson Controls International PLC	1,997,023	68,178,365
Lennox International Inc.	92,653	21,587,222
Masco Corp.	704,358	35,365,815
Owens Corning	286,459	15,972,954
Trane Technologies PLC	640,470	56,989,021

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)	154,957	$20,155,257

		345,523,443

Capital Markets — 3.8%
Affiliated Managers Group Inc.	125,629	9,366,898
Ameriprise Financial Inc.	329,683	49,465,637
Apollo Global Management Inc.	457,122	22,819,530
Ares Management Corp., Class A	262,811	10,433,597
Carlyle Group Inc. (The)	312,008	8,705,023
Cboe Global Markets Inc.	293,372	27,365,740
E*TRADE Financial Corp.(b)	592,922	29,486,011
Eaton Vance Corp., NVS	296,696	11,452,466
Evercore Inc., Class A	105,800	6,233,736
FactSet Research Systems Inc.	99,515	32,687,692
Franklin Resources Inc.	725,970	15,223,591
Interactive Brokers Group Inc., Class A(b)	193,230	8,071,217
Invesco Ltd.	1,010,337	10,871,226
KKR & Co. Inc.	1,428,220	44,103,434
Lazard Ltd., Class A	270,211	7,736,141
Legg Mason Inc.	222,741	11,081,365
LPL Financial Holdings Inc.	210,382	16,493,949
MarketAxess Holdings Inc.	98,832	49,506,925
Morningstar Inc.	59,352	8,366,851
MSCI Inc.	221,910	74,077,996
Nasdaq Inc.	306,732	36,645,272
Northern Trust Corp.	514,868	40,849,627
Raymond James Financial Inc.	328,973	22,643,212
SEI Investments Co.	309,058	16,992,009
State Street Corp.	943,776	59,976,965
T Rowe Price Group Inc.	606,607	74,915,965
TD Ameritrade Holding Corp.	695,823	25,314,041
Tradeweb Markets Inc., Class A	219,976	12,789,405
Virtu Financial Inc., Class A	168,919	3,986,488

		747,662,009

Chemicals — 2.4%
Albemarle Corp.	282,826	21,836,996
Ashland Global Holdings Inc.	148,212	10,241,449
Axalta Coating Systems Ltd.(a)	564,342	12,725,912
Cabot Corp.	149,207	5,528,119
Celanese Corp.	315,738	27,260,819
CF Industries Holdings Inc.	572,159	16,100,554
Chemours Co. (The)	437,570	6,716,700
Corteva Inc.(a)	2,011,200	53,880,048
Eastman Chemical Co.	363,456	25,311,076
Element Solutions Inc.(a)(b)	581,415	6,308,353
FMC Corp.	347,041	34,572,224
Huntsman Corp.	536,596	9,642,630
International Flavors & Fragrances Inc.	286,728	35,112,711
LyondellBasell Industries NV, Class A	687,513	45,183,354
Mosaic Co. (The)	925,504	11,578,055
NewMarket Corp.	18,436	7,383,249
Olin Corp.	381,994	4,389,111
PPG Industries Inc.	632,532	67,086,344
RPM International Inc.	342,586	25,714,505
Scotts Miracle-Gro Co. (The)	108,570	14,599,408
Valvoline Inc.	496,485	9,597,055
Westlake Chemical Corp.	90,827	4,872,869
WR Grace & Co.	150,581	7,651,021

		463,292,562

Security	Shares	Value

Commercial Services & Supplies — 1.1%
ADT Inc.	287,921	$2,297,610
Cintas Corp.(b)	236,624	63,027,169
Clean Harbors Inc.(a)	137,881	8,270,102
Copart Inc.(a)	544,545	45,344,262
IAA Inc.(a)	359,788	13,877,023
MSA Safety Inc.	97,491	11,156,870
Republic Services Inc.	562,718	46,171,012
Rollins Inc.(b)	397,258	16,839,767
Stericycle Inc.(a)(b)	244,775	13,702,504

		220,686,319

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	157,304	33,038,559
Ciena Corp.(a)	409,558	22,181,661
CommScope Holding Co. Inc.(a)(b)	507,216	4,225,109
EchoStar Corp., Class A(a)	128,816	3,601,696
F5 Networks Inc.(a)(b)	163,325	22,780,571
Juniper Networks Inc.	880,935	20,138,174
Lumentum Holdings Inc.(a)	200,448	16,322,481
Motorola Solutions Inc.	455,953	63,892,694
Ubiquiti Inc.	22,579	3,941,390
ViaSat Inc.(a)(b)	154,400	5,924,328

		196,046,663

Construction & Engineering — 0.3%
AECOM(a)	409,480	15,388,258
Jacobs Engineering Group Inc.	335,583	28,457,438
Quanta Services Inc.	366,387	14,373,362
Valmont Industries Inc.	56,130	6,377,491

		64,596,549

Construction Materials — 0.4%
Eagle Materials Inc.	110,562	7,763,664
Martin Marietta Materials Inc.	166,576	34,409,604
Vulcan Materials Co.	354,262	41,041,253

		83,214,521

Consumer Finance — 0.7%
Ally Financial Inc.	1,001,216	19,854,113
Credit Acceptance Corp.(a)(b)	27,079	11,346,372
Discover Financial Services	821,476	41,147,733
LendingTree Inc.(a)(b)	21,155	6,125,007
OneMain Holdings Inc.	173,278	4,252,242
Santander Consumer USA Holdings Inc.	202,255	3,723,515
SLM Corp.	1,002,781	7,049,550
Synchrony Financial	1,562,573	34,626,618

		128,125,150

Containers & Packaging — 1.6%
Amcor PLC(a)	4,300,773	43,910,892
AptarGroup Inc.	172,105	19,272,318
Ardagh Group SA	57,826	746,534
Avery Dennison Corp.	223,053	25,448,117
Ball Corp.(b)	855,340	59,437,576
Berry Global Group Inc.(a)	355,854	15,771,449
Crown Holdings Inc.(a)	347,429	22,628,051
Graphic Packaging Holding Co.	744,759	10,419,178
International Paper Co.	1,054,024	37,112,185
Packaging Corp. of America	251,022	25,051,996
Sealed Air Corp.	416,436	13,679,923
Silgan Holdings Inc.	210,710	6,824,897
Sonoco Products Co.	268,377	14,033,433

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	687,503	$19,428,835

		313,765,384

Distributors — 0.4%
Genuine Parts Co.	376,579	32,747,310
LKQ Corp.(a)(b)	811,570	21,263,134
Pool Corp.	103,896	28,246,205

		82,256,649

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	154,524	18,110,213
Chegg Inc.(a)	324,437	21,821,633
frontdoor Inc.(a)(b)	229,369	10,167,928
Graham Holdings Co., Class B	11,060	3,789,930
Grand Canyon Education Inc.(a)(b)	124,970	11,313,534
H&R Block Inc.	516,976	7,382,417
Service Corp. International	465,988	18,122,273
ServiceMaster Global Holdings Inc.(a)(b)	354,415	12,649,071

		103,356,999

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	1,089,587	21,018,133
Jefferies Financial Group Inc.	607,448	9,445,816
Voya Financial Inc.	336,707	15,707,382

		46,171,331

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,932,229	29,410,257
GCI Liberty Inc., Class A(a)(b)	264,384	18,802,990

		48,213,247

Electric Utilities — 2.8%
Alliant Energy Corp.	669,470	32,027,445
Avangrid Inc.	151,856	6,374,915
Edison International	958,884	52,076,990
Entergy Corp.	538,519	50,518,467
Evergy Inc.	606,677	35,969,879
Eversource Energy	903,857	75,264,173
FirstEnergy Corp.	1,453,003	56,347,456
Hawaiian Electric Industries Inc.	286,639	10,336,202
Idacorp Inc.	134,952	11,790,756
NRG Energy Inc.	651,762	21,221,371
OGE Energy Corp.	535,453	16,256,353
PG&E Corp.(a)(b)	1,420,634	12,601,024
Pinnacle West Capital Corp.	301,553	22,100,819
PPL Corp.	2,065,899	53,382,830
Xcel Energy Inc.	1,409,299	88,081,188

		544,349,868

Electrical Equipment — 1.1%
Acuity Brands Inc.	105,362	10,087,358
AMETEK Inc.	614,518	54,919,474
Generac Holdings Inc.(a)	163,742	19,965,062
GrafTech International Ltd.(b)	183,270	1,462,495
Hubbell Inc.	144,762	18,147,364
nVent Electric PLC	416,299	7,797,280
Regal Beloit Corp.	108,478	9,472,299
Rockwell Automation Inc.	310,787	66,197,631
Sensata Technologies Holding PLC(a)	413,457	15,393,004
Vertiv Holdings Co.(a)	533,982	7,240,796

		210,682,763

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	774,062	74,162,880
Arrow Electronics Inc.(a)	208,932	14,351,539

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet Inc.	262,631	$7,323,466
CDW Corp./DE	380,271	44,179,885
Cognex Corp.	441,453	26,363,573
Coherent Inc.(a)	64,649	8,467,726
Corning Inc.	2,010,208	52,064,387
Dolby Laboratories Inc., Class A	168,838	11,121,359
FLIR Systems Inc.	349,478	14,178,323
IPG Photonics Corp.(a)(b)	94,920	15,224,219
Jabil Inc.	393,867	12,635,253
Keysight Technologies Inc.(a)(b)	501,449	50,536,030
Littelfuse Inc.	63,086	10,764,364
National Instruments Corp.	345,264	13,365,170
SYNNEX Corp.	111,269	13,326,688
Trimble Inc.(a)	668,364	28,866,641
Zebra Technologies Corp., Class A(a)	140,664	36,002,951

		432,934,454

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,759,345	27,076,319
Halliburton Co.	2,347,668	30,472,731
Helmerich & Payne Inc.	279,919	5,461,220
National Oilwell Varco Inc.	1,039,629	12,735,455

		75,745,725

Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	64,588	1,884,678
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	531,083	16,840,642
Lions Gate Entertainment Corp., Class A(a)	147,958	1,096,369
Lions Gate Entertainment Corp., Class B, NVS(a)	298,453	2,038,434
Live Nation Entertainment Inc.(a)(b)	379,144	16,807,453
Madison Square Garden Entertainment Corp.(a)	49,859	3,739,425
Madison Square Garden Sports Corp.(a)(b)	50,246	7,380,635
Roku Inc.(a)(b)	272,607	31,766,894
Spotify Technology SA(a)(b)	350,984	90,620,559
Take-Two Interactive Software Inc.(a)	301,324	42,055,791
World Wrestling Entertainment Inc., Class A	125,822	5,466,966
Zynga Inc., Class A(a)(b)	2,377,286	22,679,308

		242,377,154

Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities Inc.	335,667	54,461,971
American Campus Communities Inc.	366,769	12,822,244
American Homes 4 Rent, Class A(b)	695,540	18,710,026
Americold Realty Trust	536,558	19,477,055
Apartment Investment & Management Co., Class A	396,677	14,930,922
Apple Hospitality REIT Inc.	561,623	5,425,278
AvalonBay Communities Inc.	377,264	58,340,105
Boston Properties Inc.	416,915	37,680,778
Brandywine Realty Trust	451,451	4,916,301
Brixmor Property Group Inc.	793,714	10,175,414
Brookfield Property REIT Inc., Class A	152,668	1,520,573
Camden Property Trust	252,760	23,056,767
CoreSite Realty Corp.	107,682	13,035,983
Corporate Office Properties Trust	300,749	7,620,980
Cousins Properties Inc.	396,572	11,829,743
CubeSmart	517,603	13,970,105
CyrusOne Inc.(b)	308,090	22,413,548
Douglas Emmett Inc.	445,737	13,666,297
Duke Realty Corp.	987,359	34,942,635
Empire State Realty Trust Inc., Class A	377,315	2,641,205

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	208,838	$6,918,803
Equity Commonwealth	312,696	10,068,811
Equity LifeStyle Properties Inc.	465,961	29,113,243
Equity Residential	985,379	57,959,993
Essex Property Trust Inc.	174,794	40,057,541
Extra Space Storage Inc.(b)	337,952	31,216,626
Federal Realty Investment Trust	201,626	17,180,552
First Industrial Realty Trust Inc.	338,192	13,000,101
Gaming and Leisure Properties Inc.	544,763	18,848,800
Healthcare Trust of America Inc., Class A(b)	582,391	15,445,009
Healthpeak Properties Inc.	1,445,452	39,836,657
Highwoods Properties Inc.	275,571	10,287,066
Host Hotels & Resorts Inc.	1,873,411	20,214,105
Hudson Pacific Properties Inc.	402,397	10,124,309
Invitation Homes Inc.	1,458,862	40,162,471
Iron Mountain Inc.	766,374	20,002,361
JBG SMITH Properties	326,330	9,649,578
Kilroy Realty Corp.	308,886	18,131,608
Kimco Realty Corp.	1,106,720	14,210,285
Lamar Advertising Co., Class A	230,278	15,373,359
Life Storage Inc.	124,952	11,864,192
Medical Properties Trust Inc.	1,393,533	26,198,420
Mid-America Apartment Communities Inc.	305,269	35,005,196
National Retail Properties Inc.	458,857	16,280,246
Omega Healthcare Investors Inc.	602,847	17,922,641
Outfront Media Inc.	385,130	5,457,292
Paramount Group Inc.	506,933	3,908,454
Park Hotels & Resorts Inc.	641,455	6,343,990
Rayonier Inc.	365,561	9,062,257
Realty Income Corp.	922,054	54,862,213
Regency Centers Corp.	451,497	20,719,197
Rexford Industrial Realty Inc.	310,975	12,883,694
Simon Property Group Inc.	815,730	55,779,618
SL Green Realty Corp.	207,149	10,210,374
Spirit Realty Capital Inc.	275,571	9,606,405
STORE Capital Corp.	602,226	14,339,001
Sun Communities Inc.	259,038	35,146,276
Taubman Centers Inc.	157,087	5,931,605
UDR Inc.	785,001	29,343,337
Ventas Inc.	1,000,508	36,638,603
VEREIT Inc.	2,893,375	18,604,401
VICI Properties Inc.	1,258,126	25,401,564
Vornado Realty Trust	470,138	17,963,973
Weingarten Realty Investors	324,948	6,151,266
Welltower Inc.	1,121,052	58,014,441
Weyerhaeuser Co.	2,002,552	44,977,318
WP Carey Inc.	458,523	31,019,081

		1,439,074,263

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.(b)	98,636	14,748,055
Grocery Outlet Holding Corp.(a)(b)	186,341	7,602,713
Kroger Co. (The)	2,075,695	70,262,276
Sprouts Farmers Market Inc.(a)(b)	315,816	8,081,731
U.S. Foods Holding Corp.(a)(b)	588,681	11,608,789

		112,303,564

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,485,355	59,265,664
Beyond Meat Inc.(a)(b)	138,387	18,541,090
Bunge Ltd.	369,947	15,215,920

Security	Shares	Value

Food Products (continued)
Campbell Soup Co.	470,420	$23,346,945
Conagra Brands Inc.	1,306,727	45,957,589
Flowers Foods Inc.	522,169	11,675,699
Hain Celestial Group Inc. (The)(a)	217,981	6,868,581
Hershey Co. (The)	395,480	51,262,118
Hormel Foods Corp.(b)	748,085	36,110,063
Ingredion Inc.	179,839	14,926,637
JM Smucker Co. (The)	295,989	31,318,596
Kellogg Co.	672,831	44,447,216
Lamb Weston Holdings Inc.	391,035	24,998,868
McCormick & Co. Inc./MD, NVS	332,429	59,641,087
Pilgrim’s Pride Corp.(a)	147,441	2,490,278
Post Holdings Inc.(a)	170,739	14,960,151
Seaboard Corp.	723	2,121,152
TreeHouse Foods Inc.(a)(b)	150,568	6,594,878
Tyson Foods Inc., Class A	770,754	46,021,721

		515,764,253

Gas Utilities — 0.3%
Atmos Energy Corp.(b)	324,781	32,341,692
National Fuel Gas Co.	221,587	9,291,143
UGI Corp.	557,291	17,721,854

		59,354,689

Health Care Equipment & Supplies — 3.9%
ABIOMED Inc.(a)(b)	118,654	28,662,060
Align Technology Inc.(a)(b)	209,282	57,435,352
Cooper Companies Inc. (The)(b)	130,534	37,024,664
Dentsply Sirona Inc.(b)	585,879	25,813,829
Envista Holdings Corp.(a)(b)	437,986	9,237,125
Globus Medical Inc., Class A(a)	198,582	9,474,347
Haemonetics Corp.(a)	133,463	11,952,946
Hill-Rom Holdings Inc.	178,618	19,608,684
Hologic Inc.(a)	687,290	39,175,530
ICU Medical Inc.(a)(b)	52,112	9,604,763
IDEXX Laboratories Inc.(a)	225,548	74,466,928
Insulet Corp.(a)(b)	168,921	32,814,594
Integra LifeSciences Holdings Corp.(a)(b)	191,195	8,984,253
Masimo Corp.(a)	128,974	29,404,782
Novocure Ltd.(a)	266,355	15,794,852
Penumbra Inc.(a)(b)	85,782	15,339,537
Quidel Corp.(a)	99,580	22,280,029
ResMed Inc.(b)	384,275	73,780,800
Steris PLC	225,290	34,568,498
Tandem Diabetes Care Inc.(a)	156,710	15,501,753
Teleflex Inc.(b)	124,481	45,308,594
Varian Medical Systems Inc.(a)(b)	243,172	29,793,433
West Pharmaceutical Services Inc.	196,713	44,687,292
Zimmer Biomet Holdings Inc.	555,428	66,295,886

		757,010,531

Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	235,433	5,914,077
Amedisys Inc.(a)	84,666	16,809,588
AmerisourceBergen Corp.	390,591	39,359,855
Cardinal Health Inc.	784,074	40,920,822
Chemed Corp.	41,530	18,732,937
DaVita Inc.(a)(b)	222,165	17,582,138
Encompass Health Corp.	261,066	16,167,817
Guardant Health Inc.(a)(b)	199,028	16,147,142
Henry Schein Inc.(a)(b)	382,056	22,308,250
Laboratory Corp. of America Holdings(a)(b)	259,950	43,180,294

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	433,214	$66,463,692
Molina Healthcare Inc.(a)	158,063	28,132,053
Premier Inc., Class A(a)	164,917	5,653,355
Quest Diagnostics Inc.	358,309	40,832,894
Universal Health Services Inc., Class B	197,342	18,331,098

		396,536,012

Health Care Technology — 1.0%
Cerner Corp.(b)	815,732	55,918,429
Change Healthcare Inc.(a)(b)	659,812	7,389,894
Livongo Health Inc.(a)	144,388	10,856,534
Teladoc Health Inc.(a)	197,934	37,773,724
Veeva Systems Inc., Class A(a)(b)	358,126	83,951,897

		195,890,478

Hotels, Restaurants & Leisure — 2.4%
Aramark	611,630	13,804,489
Caesars Entertainment Corp.(a)	1,525,673	18,506,414
Carnival Corp.(b)	1,261,281	20,710,234
Chipotle Mexican Grill Inc.(a)	74,668	78,577,616
Choice Hotels International Inc.(b)	91,790	7,242,231
Darden Restaurants Inc.	348,574	26,411,452
Domino’s Pizza Inc.	104,418	38,576,186
Dunkin’ Brands Group Inc.	219,670	14,329,074
Extended Stay America Inc.	474,117	5,305,369
Hilton Worldwide Holdings Inc.	731,816	53,751,885
Hyatt Hotels Corp., Class A	93,651	4,709,709
MGM Resorts International(b)	1,261,472	21,192,730
Norwegian Cruise Line Holdings Ltd.(a)(b)	685,868	11,268,811
Planet Fitness Inc., Class A(a)(b)	214,770	13,008,619
Royal Caribbean Cruises Ltd.	458,515	23,063,305
Six Flags Entertainment Corp.	204,530	3,929,021
Vail Resorts Inc.(b)	107,045	19,498,247
Wendy’s Co. (The)(b)	480,458	10,464,375
Wyndham Destinations Inc.	225,053	6,341,994
Wyndham Hotels & Resorts Inc.(b)	245,684	10,471,052
Wynn Resorts Ltd.	262,313	19,539,695
Yum China Holdings Inc.	966,244	46,447,349

		467,149,857

Household Durables — 1.4%
DR Horton Inc.	886,117	49,135,188
Garmin Ltd.	400,864	39,084,240
Leggett & Platt Inc.	353,721	12,433,293
Lennar Corp., Class A	725,403	44,699,333
Lennar Corp., Class B	40,928	1,886,372
Mohawk Industries Inc.(a)(b)	155,648	15,838,740
Newell Brands Inc.	1,029,085	16,341,870
NVR Inc.(a)	8,974	29,244,022
PulteGroup Inc.(b)	716,731	24,390,356
Tempur Sealy International Inc.(a)(b)	126,613	9,109,805
Toll Brothers Inc.	310,212	10,109,809
Whirlpool Corp.	163,449	21,171,549

		273,444,577

Household Products — 0.7%
Church & Dwight Co. Inc.	659,047	50,944,333
Clorox Co. (The)	338,216	74,194,444
Energizer Holdings Inc.	166,154	7,890,653
Reynolds Consumer Products Inc.	128,033	4,447,866
Spectrum Brands Holdings Inc.	113,625	5,215,388

		142,692,684

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,771,868	$25,674,367
Vistra Energy Corp.	1,307,445	24,344,626

		50,018,993

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	144,768	17,324,387

Insurance — 3.6%
Alleghany Corp.	37,244	18,217,530
American Financial Group Inc./OH	197,565	12,537,475
American National Insurance Co.	20,743	1,494,948
Arch Capital Group Ltd.(a)	1,053,863	30,193,175
Arthur J Gallagher & Co.	504,590	49,192,479
Assurant Inc.	159,708	16,496,239
Assured Guaranty Ltd.	224,849	5,488,564
Athene Holding Ltd., Class A(a)(b)	309,520	9,653,929
Axis Capital Holdings Ltd.	222,257	9,014,744
Brighthouse Financial Inc.(a)	263,424	7,328,456
Brown & Brown Inc.(b)	631,586	25,743,445
Cincinnati Financial Corp.	401,254	25,692,294
CNA Financial Corp.	72,814	2,340,970
Erie Indemnity Co., Class A, NVS	67,343	12,923,122
Everest Re Group Ltd.	107,174	22,099,279
Fidelity National Financial Inc.	736,544	22,582,439
First American Financial Corp.	290,665	13,957,733
Globe Life Inc.	281,086	20,865,014
Hanover Insurance Group Inc. (The)	101,438	10,278,712
Hartford Financial Services Group Inc. (The)	958,258	36,940,846
Kemper Corp.	165,420	11,996,258
Lincoln National Corp.	516,102	18,987,393
Loews Corp.	641,925	22,011,608
Markel Corp.(a)(b)	36,222	33,439,064
Mercury General Corp.	77,761	3,168,761
Old Republic International Corp.	758,331	12,368,379
Primerica Inc.	106,932	12,468,271
Principal Financial Group Inc.	727,949	30,239,001
Prudential Financial Inc.	1,061,069	64,619,102
Reinsurance Group of America Inc.	181,506	14,237,331
RenaissanceRe Holdings Ltd.	131,131	22,427,335
Unum Group	544,747	9,037,353
White Mountains Insurance Group Ltd.(b)	8,083	7,177,461
Willis Towers Watson PLC	344,941	67,936,130
WR Berkley Corp.	373,128	21,376,503

		704,531,343

Interactive Media & Services — 1.0%
IAC/InterActiveCorp.(a)(b)	201,013	65,007,604
Match Group Inc.(a)(b)	148,121	15,856,353
Pinterest Inc., Class A(a)	1,076,884	23,874,519
TripAdvisor Inc.	269,321	5,119,792
Twitter Inc.(a)	2,062,175	61,432,193
Zillow Group Inc., Class A(a)	154,187	8,862,669
Zillow Group Inc., Class C, NVS(a)(b)	363,141	20,920,553

		201,073,683

Internet & Direct Marketing Retail — 0.6%
Etsy Inc.(a)	316,321	33,602,780
Expedia Group Inc.	362,342	29,784,512
Grubhub Inc.(a)(b)	246,389	17,321,147
Qurate Retail Inc., Series A(a)	1,020,136	9,691,292
Wayfair Inc., Class A(a)(b)	176,394	34,857,218

		125,256,949

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 4.3%
Akamai Technologies Inc.(a)(b)	428,578	$45,896,418
Alliance Data Systems Corp.	125,827	5,677,314
Amdocs Ltd.	355,415	21,637,665
Black Knight Inc.(a)	387,082	28,086,670
Booz Allen Hamilton Holding Corp.	368,796	28,688,641
Broadridge Financial Solutions Inc.	306,710	38,703,735
CACI International Inc., Class A(a)	66,528	14,428,593
DXC Technology Co.	679,443	11,210,809
EPAM Systems Inc.(a)(b)	142,441	35,896,556
Euronet Worldwide Inc.(a)	134,670	12,904,079
Fastly Inc., Class A(a)	195,218	16,618,908
FleetCor Technologies Inc.(a)	221,052	55,601,210
Gartner Inc.(a)	231,916	28,138,368
Genpact Ltd.	502,694	18,358,385
GoDaddy Inc., Class A(a)(b)	443,688	32,535,641
Jack Henry & Associates Inc.	204,293	37,596,041
Leidos Holdings Inc.	360,595	33,776,934
MongoDB Inc.(a)(b)	112,020	25,354,607
Okta Inc.(a)	308,281	61,727,105
Paychex Inc.	860,369	65,172,952
Sabre Corp.	739,018	5,956,485
Science Applications International Corp.	155,441	12,074,657
StoneCo Ltd., Class A(a)	415,915	16,120,865
Switch Inc., Class A(b)	236,563	4,215,553
Twilio Inc., Class A(a)	344,403	75,568,906
VeriSign Inc.(a)	274,075	56,686,932
Western Union Co. (The)	1,098,838	23,756,878
WEX Inc.(a)(b)	116,021	19,144,625

		831,535,532

Leisure Products — 0.4%
Brunswick Corp./DE	211,339	13,527,809
Hasbro Inc.	340,886	25,549,406
Mattel Inc.(a)	920,992	8,905,993
Peloton Interactive Inc., Class A(a)	262,023	15,137,069
Polaris Inc.	155,664	14,406,703

		77,526,980

Life Sciences Tools & Services — 2.3%
10X Genomics Inc., Class A(a)	145,797	13,021,130
Adaptive Biotechnologies Corp.(a)(b)	187,503	9,071,395
Agilent Technologies Inc.	829,431	73,296,817
Avantor Inc.(a)	1,103,753	18,763,801
Bio-Rad Laboratories Inc., Class A(a)	56,576	25,543,498
Bio-Techne Corp.	101,780	26,877,045
Bruker Corp.	276,652	11,254,203
Charles River Laboratories International Inc.(a)	130,903	22,822,938
IQVIA Holdings Inc.(a)	509,764	72,325,316
Mettler-Toledo International Inc.(a)	63,234	50,938,149
PerkinElmer Inc.(b)	298,299	29,260,149
PPD Inc.(a)	165,697	4,440,680
PRA Health Sciences Inc.(a)	169,203	16,461,760
QIAGEN NV(a)(b)	602,648	25,799,361
Repligen Corp.(a)	139,941	17,298,107
Syneos Health Inc.(a)	167,611	9,763,341
Waters Corp.(a)(b)	163,995	29,584,698

		456,522,388

Machinery — 3.9%
AGCO Corp.	165,509	9,179,129
Allison Transmission Holdings Inc.(b)	301,854	11,102,190
Colfax Corp.(a)(b)	260,230	7,260,417

Security	Shares	Value

Machinery (continued)
Crane Co.	130,384	$7,752,633
Cummins Inc.	395,252	68,481,361
Donaldson Co. Inc.	340,160	15,824,243
Dover Corp.	385,170	37,192,015
Flowserve Corp.	348,547	9,940,560
Fortive Corp.(b)	797,479	53,957,429
Gates Industrial Corp. PLC(a)(b)	103,005	1,058,891
Graco Inc.	442,499	21,235,527
IDEX Corp.	201,879	31,904,957
Ingersoll Rand Inc.(a)(b)	928,726	26,115,775
ITT Inc.(b)	231,582	13,603,127
Lincoln Electric Holdings Inc.	152,891	12,879,538
Middleby Corp. (The)(a)(b)	147,586	11,650,439
Nordson Corp.(b)	153,924	29,200,922
Oshkosh Corp.	181,455	12,995,807
Otis Worldwide Corp.	1,094,199	62,216,155
PACCAR Inc.	909,447	68,072,108
Parker-Hannifin Corp.	343,258	62,908,894
Pentair PLC	442,270	16,801,837
Snap-on Inc.	144,160	19,967,602
Stanley Black & Decker Inc.	413,395	57,618,995
Timken Co. (The)	169,679	7,718,698
Toro Co. (The)	286,432	19,001,899
Trinity Industries Inc.	243,186	5,177,430
Westinghouse Air Brake Technologies Corp.(b)	485,008	27,921,911
Woodward Inc.(b)	149,075	11,560,766
Xylem Inc./NY	479,410	31,142,474

		771,443,729

Marine — 0.0%
Kirby Corp.(a)(b)	159,625	8,549,515

Media — 1.8%
Altice USA Inc., Class A(a)	863,431	19,461,735
Cable One Inc.	13,618	24,169,907
Discovery Inc., Class A(a)(b)	418,139	8,822,733
Discovery Inc., Class C, NVS(a)(b)	872,583	16,805,949
DISH Network Corp., Class A(a)(b)	658,479	22,724,110
Fox Corp., Class A, NVS(b)	908,934	24,377,610
Fox Corp., Class B(a)	428,723	11,506,925
Interpublic Group of Companies Inc. (The)	1,041,173	17,866,529
John Wiley & Sons Inc., Class A	115,599	4,508,361
Liberty Broadband Corp., Class A(a)	66,286	8,099,486
Liberty Broadband Corp., Class C, NVS(a)	281,344	34,875,402
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	222,324	7,674,624
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	464,867	16,014,668
New York Times Co. (The), Class A	436,252	18,335,672
News Corp., Class A, NVS	1,039,653	12,330,285
News Corp., Class B	313,189	3,742,608
Nexstar Media Group Inc., Class A	117,220	9,810,142
Omnicom Group Inc.	569,935	31,118,451
Sirius XM Holdings Inc.(b)	3,159,749	18,547,727
ViacomCBS Inc., Class A	24,778	634,317
ViacomCBS Inc., Class B, NVS	1,454,388	33,916,328

		345,343,569

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	3,887,270	44,975,714
Nucor Corp.	807,708	33,447,188
Reliance Steel & Aluminum Co.	169,929	16,131,360
Royal Gold Inc.	175,655	21,837,430

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	543,055	$14,168,305

		130,559,997

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,521,642	19,629,182
Annaly Capital Management Inc.	3,836,105	25,164,848
New Residential Investment Corp.	1,110,135	8,248,303
Starwood Property Trust Inc.	732,204	10,953,772

		63,996,105

Multi-Utilities — 2.1%
Ameren Corp.	660,087	46,443,721
CenterPoint Energy Inc.	1,349,967	25,203,884
CMS Energy Corp.	765,758	44,735,582
Consolidated Edison Inc.	898,261	64,611,914
DTE Energy Co.	515,002	55,362,715
MDU Resources Group Inc.	534,154	11,847,536
NiSource Inc.	1,025,813	23,326,988
Public Service Enterprise Group Inc.	1,354,657	66,594,938
WEC Energy Group Inc.	846,888	74,229,733

		412,357,011

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	629,179	58,312,310
Kohl’s Corp.	415,025	8,620,069
Nordstrom Inc.(b)	289,124	4,478,531
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	142,334	13,898,915

		85,309,825

Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	808,295	4,122,305
Apache Corp.	1,011,738	13,658,463
Cabot Oil & Gas Corp.	1,050,550	18,048,449
Cheniere Energy Inc.(a)(b)	620,125	29,964,440
Cimarex Energy Co.	269,076	7,396,899
Concho Resources Inc.	522,973	26,933,110
Continental Resources Inc./OK(b)	200,332	3,511,820
Devon Energy Corp.	1,023,040	11,601,274
Diamondback Energy Inc.	422,153	17,654,438
EQT Corp.	683,082	8,128,676
Equitrans Midstream Corp.	1,093,314	9,085,439
Hess Corp.	736,046	38,134,543
HollyFrontier Corp.	400,060	11,681,752
Marathon Oil Corp.	2,111,358	12,921,511
Marathon Petroleum Corp.	1,735,223	64,862,636
Murphy Oil Corp.	389,545	5,375,721
Noble Energy Inc.(b)	1,275,818	11,431,329
Occidental Petroleum Corp.	2,177,359	39,845,670
ONEOK Inc.	1,175,813	39,060,508
Parsley Energy Inc., Class A	806,407	8,612,427
Pioneer Natural Resources Co.	440,092	42,996,988
Targa Resources Corp.	617,231	12,387,826
Williams Companies Inc. (The)	3,260,073	62,006,588
WPX Energy Inc.(a)(b)	1,077,330	6,873,365

		506,296,177

Personal Products — 0.1%
Coty Inc., Class A	746,828	3,338,321
Herbalife Nutrition Ltd.(a)(b)	271,712	12,221,606
Nu Skin Enterprises Inc., Class A	137,453	5,254,828

		20,814,755

Pharmaceuticals — 0.8%
Catalent Inc.(a)	411,467	30,160,531

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.(a)(b)	1,071,326	$22,979,943
Horizon Therapeutics PLC(a)	492,229	27,358,088
Jazz Pharmaceuticals PLC(a)(b)	144,894	15,987,604
Mylan NV(a)(b)	1,381,876	22,220,566
Nektar Therapeutics(a)(b)	464,278	10,752,679
Perrigo Co. PLC	365,338	20,192,231
Reata Pharmaceuticals Inc., Class A(a)	63,514	9,909,454

		159,561,096

Professional Services — 2.0%
CoreLogic Inc.	212,156	14,261,126
CoStar Group Inc.(a)(b)	103,103	73,272,209
Equifax Inc.	324,265	55,734,668
FTI Consulting Inc.(a)	97,843	11,207,916
IHS Markit Ltd.	1,064,264	80,351,932
ManpowerGroup Inc.	155,142	10,666,012
Nielsen Holdings PLC	954,772	14,187,912
Robert Half International Inc.	299,143	15,803,725
TransUnion	509,226	44,323,031
Verisk Analytics Inc.	425,168	72,363,594

		392,172,125

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	894,241	40,437,578
Howard Hughes Corp. (The)(a)(b)	104,485	5,427,996
Jones Lang LaSalle Inc.	137,983	14,275,721

		60,141,295

Road & Rail — 0.9%
Amerco	23,890	7,219,319
JB Hunt Transport Services Inc.(b)	224,736	27,044,730
Kansas City Southern(b)	254,144	37,941,158
Knight-Swift Transportation Holdings Inc.	334,911	13,969,138
Landstar System Inc.(b)	102,194	11,477,408
Lyft Inc., Class A(a)(b)	638,825	21,087,613
Old Dominion Freight Line Inc.	261,466	44,342,019
Ryder System Inc.	137,954	5,174,655
Schneider National Inc., Class B	150,508	3,713,032

		171,969,072

Semiconductors & Semiconductor Equipment — 3.2%
Cirrus Logic Inc.(a)	156,503	9,668,755
Cree Inc.(a)(b)	289,992	17,164,626
Enphase Energy Inc.(a)	283,130	13,468,494
Entegris Inc.(b)	359,011	21,199,600
First Solar Inc.(a)(b)	222,757	11,026,472
Inphi Corp.(a)	128,106	15,052,455
KLA Corp.	416,221	80,946,660
Marvell Technology Group Ltd.(b)	1,767,329	61,962,555
Maxim Integrated Products Inc.	711,775	43,140,683
Microchip Technology Inc.	629,437	66,286,010
MKS Instruments Inc.	146,271	16,563,728
Monolithic Power Systems Inc.	116,640	27,643,680
ON Semiconductor Corp.(a)(b)	1,087,358	21,551,436
Qorvo Inc.(a)(b)	309,666	34,227,383
Skyworks Solutions Inc.	447,087	57,164,544
SolarEdge Technologies Inc.(a)	130,932	18,170,743
Teradyne Inc.	443,351	37,467,593
Universal Display Corp.	115,029	17,210,639
Xilinx Inc.	654,903	64,435,906

		634,351,962

Software — 7.6%
2U Inc.(a)(b)	167,152	6,345,090

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Alteryx Inc., Class A(a)(b)	141,140	$23,186,479
Anaplan Inc.(a)	349,241	15,824,110
Ansys Inc.(a)	229,676	67,003,379
Aspen Technology Inc.(a)(b)	181,140	18,767,915
Avalara Inc.(a)	206,135	27,434,507
Bill.Com Holdings Inc.(a)	41,927	3,782,235
Cadence Design Systems Inc.(a)(b)	739,168	70,930,561
CDK Global Inc.	326,352	13,517,500
Ceridian HCM Holding Inc.(a)(b)	284,407	22,544,943
Citrix Systems Inc.	330,348	48,861,773
Cloudflare Inc., Class A(a)	292,187	10,504,123
Coupa Software Inc.(a)(b)	178,018	49,318,107
Crowdstrike Holdings Inc., Class A(a)	309,098	30,999,438
Datadog Inc., Class A(a)	408,608	35,528,466
DocuSign Inc.(a)	472,660	81,396,779
Dropbox Inc., Class A(a)	657,675	14,317,585
Dynatrace Inc.(a)	406,952	16,522,251
Elastic NV(a)	146,454	13,504,523
Everbridge Inc.(a)	91,897	12,714,869
Fair Isaac Corp.(a)	74,994	31,350,492
FireEye Inc.(a)(b)	594,969	7,243,748
Five9 Inc.(a)	165,388	18,303,490
Fortinet Inc.(a)(b)	356,389	48,921,518
Globant SA(a)	96,920	14,523,462
Guidewire Software Inc.(a)(b)	222,569	24,671,774
HubSpot Inc.(a)	110,909	24,882,434
LogMeIn Inc.	129,953	11,016,116
Manhattan Associates Inc.(a)(b)	169,480	15,965,016
Medallia Inc.(a)(b)	219,438	5,538,615
New Relic Inc.(a)(b)	134,936	9,297,090
NortonLifeLock Inc.	1,494,961	29,645,077
Nuance Communications Inc.(a)(b)	753,351	19,063,547
Nutanix Inc., Class A(a)(b)	477,533	11,319,920
Pagerduty Inc.(a)(b)	183,555	5,253,344
Palo Alto Networks Inc.(a)	262,061	60,187,550
Paycom Software Inc.(a)	132,059	40,902,634
Paylocity Holding Corp.(a)(b)	92,728	13,528,088
Pegasystems Inc.(b)	105,628	10,686,385
Pluralsight Inc., Class A(a)(b)	251,611	4,541,579
Proofpoint Inc.(a)(b)	151,735	16,860,793
PTC Inc.(a)(b)	279,604	21,750,395
RealPage Inc.(a)(b)	235,374	15,301,664
RingCentral Inc., Class A(a)(b)	204,818	58,375,178
Slack Technologies Inc., Class A(a)	1,004,978	31,244,766
Smartsheet Inc., Class A(a)(b)	295,984	15,071,505
SolarWinds Corp.(a)(b)	124,127	2,193,324
Splunk Inc.(a)(b)	426,243	84,694,484
SS&C Technologies Holdings Inc.	602,186	34,011,465
Synopsys Inc.(a)(b)	401,350	78,263,250
Teradata Corp.(a)(b)	294,405	6,123,624
Trade Desk Inc. (The), Class A(a)(b)	108,545	44,123,542
Tyler Technologies Inc.(a)	105,009	36,425,522
Zendesk Inc.(a)(b)	302,884	26,814,320
Zscaler Inc.(a)(b)	188,441	20,634,289

		1,481,734,633

Specialty Retail — 2.6%
Advance Auto Parts Inc.(b)	178,473	25,423,479
AutoNation Inc.(a)(b)	155,824	5,855,866
AutoZone Inc.(a)(b)	62,589	70,607,903
Best Buy Co. Inc.	611,866	53,397,546

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)(b)	174,154	$34,296,147
CarMax Inc.(a)(b)	435,965	39,040,666
Carvana Co.(a)(b)	148,136	17,805,947
Dick’s Sporting Goods Inc.	164,836	6,801,133
Five Below Inc.(a)(b)	146,295	15,640,398
Floor & Decor Holdings Inc., Class A(a)(b)	217,626	12,546,139
Foot Locker Inc.	277,216	8,083,619
Gap Inc. (The)	489,077	6,172,152
L Brands Inc.	614,582	9,200,292
O’Reilly Automotive Inc.(a)	196,250	82,752,737
Penske Automotive Group Inc.	85,290	3,301,576
Tiffany & Co.	324,606	39,582,456
Tractor Supply Co.(b)	309,776	40,825,379
Ulta Beauty Inc.(a)(b)	144,329	29,359,405
Williams-Sonoma Inc.	205,861	16,882,661

		517,575,501

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,457,827	33,644,657
HP Inc.	3,837,549	66,888,479
NCR Corp.(a)(b)	340,601	5,899,209
NetApp Inc.	593,336	26,326,318
Pure Storage Inc., Class A(a)(b)	647,158	11,215,248
Western Digital Corp.	804,113	35,501,589
Xerox Holdings Corp.(a)	484,624	7,409,901

		186,885,401

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	380,238	5,943,120
Carter’s Inc.	114,773	9,262,181
Columbia Sportswear Co.	77,150	6,216,747
Hanesbrands Inc.	929,032	10,488,771
Lululemon Athletica Inc.(a)(b)	304,613	95,042,302
PVH Corp.	188,170	9,041,569
Ralph Lauren Corp.	127,974	9,280,674
Skechers U.S.A. Inc., Class A(a)	358,360	11,245,337
Tapestry Inc.	740,973	9,840,121
Under Armour Inc., Class A(a)(b)	501,951	4,889,003
Under Armour Inc., Class C, NVS(a)(b)	507,809	4,489,032
VF Corp.	875,575	53,357,540

		229,096,397

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	904,836	7,410,607
New York Community Bancorp. Inc.	1,205,103	12,292,051
TFS Financial Corp.	136,439	1,952,442

		21,655,100

Trading Companies & Distributors — 1.0%
Air Lease Corp.(b)	285,332	8,357,374
Fastenal Co.	1,535,055	65,761,756
HD Supply Holdings Inc.(a)	431,197	14,940,976
MSC Industrial Direct Co. Inc., Class A	119,686	8,714,338
United Rentals Inc.(a)(b)	192,978	28,761,441
Univar Solutions Inc.(a)	446,850	7,533,891
Watsco Inc.	87,291	15,511,611
WW Grainger Inc.	119,310	37,482,430

		187,063,817

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	196,745	6,038,104

Water Utilities — 0.5%
American Water Works Co. Inc.	485,828	62,506,630

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	599,357	$25,316,840

		87,823,470

Wireless Telecommunication Services — 0.0%
Telephone and Data Systems Inc.	266,852	5,305,018
U.S. Cellular Corp.(a)(b)	41,384	1,277,524

		6,582,542

Total Common Stocks — 99.7% (Cost: $16,286,674,827)		19,501,473,346

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	908,641,460	909,822,694
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	33,650,000	33,650,000

		943,472,694

Total Short-Term Investments — 4.8% (Cost: $942,225,278)		943,472,694

Total Investments in Securities — 104.5% (Cost: $17,228,900,105)		20,444,946,040

Other Assets, Less Liabilities — (4.5)%		(878,928,694)

Net Assets — 100.0%		$19,566,017,346

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,228,741,230	(320,099,770)	908,641,460	$909,822,694	$2,391,694	(b)	$287,208		$1,360,726
BlackRock Cash Funds: Treasury, SL Agency Shares	44,545,000	(10,895,000)	33,650,000	33,650,000	17,124		—		—

				$943,472,694	$2,408,818		$287,208		$1,360,726

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	145	09/18/20	$22,404	$426,242
S&P MidCap 400 E-Mini Index	209	09/18/20	37,183	757,529

				$1,183,771

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,501,473,346	$—	$—	$19,501,473,346
Money Market Funds	943,472,694	—	—	943,472,694

	$20,444,946,040	$—	$—	$20,444,946,040

Derivative financial instruments(a)
Assets
Futures Contracts	$1,183,771	$—	$—	$1,183,771

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares